SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding, shares	272,009,538	265,951,131
Effect of dilutive stock options, shares	0	1,644,353
Weighted average number of common shares outstanding for diluted earnings per share calculation, shares	272,009,538	267,595,484